Restructuring - Net Restructuring Expense by Division (Detail: Text Values) € in Millions	Jun. 30, 2019 EUR (€)
Net Restructuring Expense by Division
Provisions for restructuring	€ 499
Provisions for restructuring previous quarter	€ 530